Film Related Obligations	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film Related Obligations
8. Film Related Obligations

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Film related obligations:
Production Loans	$1,346.0	$1,292.2
Production Tax Credit Facility	257.8	260.0
Backlog Facility and Other	179.0	287.3
Film Library Facility	87.5	109.9

Total film related obligations	1,870.3	1,949.4
Unamortized issuance costs	(5.9)	(11.4)

Total film related obligations, net	1,864.4	1,938.0
Less current portion	(1,421.2)	(1,393.1)

Total non-current film related obligations	$443.2	$544.9

Production Loans
.
Production loans represent individual and multi-title loans for the production of film and television programs that the Company produces. The majority of the Company’s production loans have contractual repayment dates either at or near the expected completion or release dates, with the exception of certain loans containing repayment dates on a longer term basis, and incur primarily SOFR-based interest at a weighted average rate of 5.82% (before the impact of interest rate swaps, see Note 18 for interest rate swaps). Production loans amounting to $1,212.8 million are secured by collateral which consists of the underlying rights related to the intellectual property (i.e. film or television show), and $133.2 million are unsecured.
Production Tax Credit Facility.
In January 2021, as amended in March 2024, the Company entered into a non-recourse
senior secured revolving credit facility (the “Production Tax Credit Facility”) based on and secured by collateral consisting solely of certain of the Company’s tax credit receivables.
As of December 31, 2024, the maximum principal amount of the Production Tax Credit Facility was
$260.0 million, subject to the amount of collateral available, which is based on specified percentages of amounts payable to the Company by governmental authorities pursuant to the tax incentive laws of certain eligible jurisdictions that arise from the production or exploitation of motion pictures and television programming in such jurisdiction. Cash collections from the underlying collateral (tax credit receivables) are used to repay the Production Tax Credit Facility. As of
December 31
, 2024, tax credit receivables amounting to $353.1
million represented collateral related to the Production Tax Credit Facility. Advances under the Production Tax Credit Facility bear interest at a rate equal to SOFR plus
 0.10% to 0.25%
depending on the SOFR term (i.e., one, three or six months), plus
 1.50%
per annum or the base rate plus
 0.50%
per annum (effective interest rate of

5.93%
at December 31, 2024). As of December 31, 2024, there was $2.2 million available under the Production Tax Credit

Facility. The Production Tax Credit Facility was to mature on January 27, 2025, however in January and February 2025, the Company entered into amendments to the Production Tax Credit Facility which extended the maturity to January 27, 2028 and increased the maximum principal amount to $280.0 million, see Note 21.
Film Library Facility.
In July 2021, as amended in September 2022, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “Film Library Facility”) based on and secured by the collateral consisting solely of certain of the Company’s rights in certain acquired library titles. The maximum principal amount of the Film Library Facility is $161.9 million, subject to the amount of collateral available, which is based on the valuation of cash flows from the libraries. The cash flows generated from the exploitation of the rights will be applied to repay the Film Library Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027
Advances under the Film Library Facility bear interest at a rate equal to, at the Company’s option, SOFR plus 0.11% to 0.26% depending on the SOFR term (i.e., one or three months) plus 2.25% per annum (with a SOFR floor of 0.25%) or the base rate plus 1.25% per annum (effective interest rate of 6.75% at
December 31
, 2024). The Film Library Facility matures on July 30, 2027.
Backlog Facility and Other:
Backlog Facility.
In March 2022, as amended in August 2022, certain subsidiaries of the Company entered into a committed secured revolving credit facility (the “Backlog Facility”) based on and secured by collateral consisting solely of certain of the Company’s fixed fee or minimum guarantee contracts where cash will be received in the future. The maximum principal amount of the Backlog Facility is $175.0 million, subject to the amount of eligible collateral contributed to the facility. Advances under the Backlog Facility bear interest at a rate equal to Term SOFR plus 0.10% to 0.25% depending on the SOFR term (i.e., one, three or six months), plus an applicable margin amounting to 1.15% per annum. The applicable margin is subject to a potential increase to either 1.25% or 1.50% based on the weighted average credit quality rating of the collateral contributed to the facility (effective interest rate of 5.58% at
December 31
, 2024). The Backlog Facility revolving period ends on May 16, 2025, at which point cash collections from the underlying collateral is used to repay the facility. The facility maturity date is up to two years, 90 days after the revolving period ends, currently August 14, 2027. As of
December 31
, 2024, there was $151.9 million outstanding under the Backlog Facility, and there were no amounts available under the Backlog Facility (March 31,
2024—$
175.0 million outstanding).
Other.
The Company
 has other loans, which are secured by accounts receivable and contracted receivables which are not yet recognized as revenue under certain licensing agreements. Outstanding loan balances under these “other” loans must be repaid with any cash collections from the underlying collateral if and when received by the Company, and may be voluntarily repaid at any time without prepayment penalty fees. As of
December 31
, 2024, there was $27.1 million outstanding (March 31,
2024—$
112.3 million outstanding,) under

the “other” loans, incurring SOFR-based interest at a weighted average rate of
5.76%,
with a contractual repayment date in July 2025. As of December 31, 2024, accounts receivable amounting to
$20.8

million and contracted receivables not yet reflected as accounts receivable on the balance sheet at December 31, 2024 amounting to
$11.0
million represented collateral related to the “other”
loans.

Lionsgate Film Related Obligations
The Company is a guarantor under certain film related obligations of the Starz Business of Lionsgate with an outstanding principal balance of $75.8 million and nil at December 31, 2024 and March 31, 2024, respectively, with contractual maturity dates in January 2025.

8. Film Related Obligations

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Film related obligations:
Production Loans	$1,292.2	$1,349.9
Production Tax Credit Facility	260.0	231.8
Backlog Facility and Other	287.3	226.0
IP Credit Facility	109.9	143.8

Total film related obligations	1,949.4	1,951.5
Unamortized issuance costs	(11.4)	(11.4)

Total film related obligations, net	1,938.0	1,940.1
Less current portion	(1,393.1)	(923.7)

Total non-current film related obligations	$544.9	$1,016.4

The following table sets forth future annual repayment of film related obligations as of
March 31, 2024:

	Year Ending March 31,
	2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Production Loans	$973.3	$318.9	$—	$—	$—	$—	$1,292.2
Production Tax Credit Facility (1)	260.0	—	—	—	—	—	260.0
Backlog Facility and Other (1)	118.8	24.1	—	144.4	—	—	287.3
IP Credit Facility (2)	41.0	50.1	18.8	—	—	—	109.9

	$1,393.1	$393.1	$18.8	$144.4	$—	$ —	$1,949.4

Less unamortized issuance costs							(11.4)

							$1,938.0

(1)
The repayment dates are based on the projected future amount of collateral available under these facilities. Net advances and payments under these facilities can fluctuate depending on the amount of collateral available.

(2)
Repayment dates are based on the projected future cash flows generated from the exploitation of the rights, subject to a minimum guaranteed payment amount, as applicable (see further information below).

Production Loans
.
Production loans represent individual and multi-title loans for the production of film and television programs that the Company produces. The majority of the Company’s production loans have contractual repayment dates either at or near the expected completion or release dates, with the exception of certain loans containing repayment dates on a longer term basis, and incur primarily SOFR-based interest at a weighted average rate of 6.96% (before the impact of interest rate swaps, see Note 18 for interest rate swaps). Production loans amounting to $1,028.9 million are secured by collateral which consists of the underlying rights related to the intellectual property (i.e. film or television show), and $263.3 million are unsecured.
Production Tax Credit Facility.
In January 2021, as amended in March 2024, the Company entered into a non-recourse
senior secured revolving credit facility (the “Production Tax Credit Facility”) based on and secured by collateral consisting solely of certain of the Company’s tax credit receivables.
The maximum principal amount of the Production Tax Credit Facility is $260.0 million, subject to the amount of collateral available, which is based on specified percentages of amounts payable to the Company by governmental authorities pursuant to the tax incentive laws of certain eligible jurisdictions that arise from the production or exploitation of motion pictures and television programming in such jurisdiction. Cash collections from the underlying collateral (tax credit receivables) are used to repay the Production Tax Credit Facility. As of March 31, 2024, tax credit receivables amounting to $341.4 million represented collateral related to the Production Tax Credit Facility. Advances under the Production Tax Credit Facility bear interest at a rate equal to SOFR plus 0.10% to 0.25% depending on the SOFR term (i.e., one, three or six months), plus 1.50% per annum or the base rate plus 0.50% per annum (effective interest rate of 6.92% at March 31, 2024). The Production Tax Credit Facility matures on January 27, 2025.
As of March 31, 2024, there were no material amounts available under the Production Tax Credit Facility.
IP Credit Facility.
In July 2021, as amended in September 2022, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “IP Credit Facility”) based on and secured by the collateral consisting solely of certain of the Company’s rights in certain acquired library titles. The maximum principal amount of the IP Credit Facility is $161.9 million, subject to the amount of collateral available, which is based on the valuation of cash flows from the libraries. The cash flows generated from the exploitation of the rights will be applied to repay the IP Credit Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2023	$30.4	November 14, 2023
September 30, 2024	$60.7	November 14, 2024
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027
Advances under the IP Credit Facility bear interest at a rate equal to, at the Company’s option, SOFR plus 0.11% to 0.26% depending on the SOFR term (i.e., one or three months) plus 2.25% per annum (with a SOFR floor of 0.25%) or the base rate plus 1.25% per annum (effective interest rate of 7.75% at March 31, 2024). The IP Credit Facility matures on July 30, 2027.
Backlog Facility and Other:
Backlog Facility.
In March 2022, as amended in August 2022, certain subsidiaries of the Company entered into a committed secured revolving credit facility (the “Backlog Facility”) based on and secured by collateral consisting solely of certain of the Company’s fixed fee or minimum guarantee contracts where cash will be received in the future. The maximum principal amount of the Backlog Facility is $175.0 million, subject to the amount of eligible collateral contributed to the facility. Advances under the Backlog Facility bear interest at a rate equal to Term SOFR plus 0.10% to 0.25% depending on the SOFR term (i.e., one, three or six months), plus an applicable margin amounting to 1.15% per annum. The applicable margin is subject to a potential increase to either 1.25% or 1.50% based on the weighted average credit quality rating of the collateral contributed to the facility (effective interest rate of 6.57% at March 31, 2024). The Backlog Facility revolving period ends on May 16, 2025, at which point cash collections from the underlying collateral is used to repay the facility. The facility maturity date is up to 2 years, 90 days after the revolving period ends, currently August 14, 2027. As of March 31, 2024, there was $175.0 million outstanding under the Backlog Facility, and there were no amounts available under the Backlog Facility (March 31, 2023 -$175.0
Other.
The Company has other loans, which are secured by accounts receivable and contracted receivables which are not yet recognized as revenue under certain licensing agreements. Outstanding loan balances under these “other” loans must be repaid with any cash collections from the underlying collateral if and when received by the Company, and may be voluntarily repaid at any time without prepayment penalty fees. As of March 31, 2024, there was $112.3 million outstanding under the “other” loans, incurring SOFR-based interest at a weighted average rate of 6.89%, of which $24.1 million has a contractual repayment date in July 2025 and $88.2 million has a contractual repayment date in April 2027. As of March 31, 2024, accounts receivable amounting to $47.8 million and contracted receivables not yet reflected as accounts receivable on the balance sheet at March 31, 2024 amounting to $84.5 million represented collateral related to the “other” loans.

LIONS GATE ENTERTAINMENT CORP [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film Related Obligations
7. Film Related Obligations

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Film related obligations:
Production Loans	$1,346.0	$1,292.2
Production Tax Credit Facility	257.8	260.0
Programming Notes	75.8	—
Backlog Facility and Other	179.0	287.3
Film Library Facility	87.5	109.9

Total film related obligations	1,946.1	1,949.4
Unamortized issuance costs	(5.9)	(11.4)

Total film related obligations, net	1,940.2	1,938.0
Less current portion	(1,497.0)	(1,393.1)

Total non-current film related obligations	$443.2	$544.9

Production Loans.
Production
 loans represent individual and multi-title loans for the production of film and television programs that the Company produces. The majority of the Company’s production loans have contractual repayment dates either at or near the expected completion or release dates, with the exception of certain loans containing repayment dates on a longer term basis, and incur primarily SOFR-based interest at a weighted average rate of
5.82
% (before the impact of interest rate swaps, see Note 17 for interest rate swaps). Production loans amounting to $
1,212.8
 million are secured by collateral which consists of the underlying rights related to the intellectual property (i.e. film or television show), and $
133.2
 million are unsecured.
Production Tax Credit Facility.
In
 January 2021, as amended in March 2024, the Company entered into a non-recourse
senior secured revolving credit facility (the “Production Tax Credit Facility”) based on and secured by collateral consisting solely of certain of the Company’s tax credit receivables.
As of December 31, 2024, the maximum principal amount of the Production Tax Credit Facility was $260.0 million, subject to the amount of collateral available, which is based on specified percentages of amounts payable to the Company by governmental authorities pursuant to the tax incentive laws of certain eligible jurisdictions that arise from the production or exploitation of motion pictures and television programming in such jurisdiction. Cash collections from the underlying collateral (tax credit receivables) are used to repay the Production Tax Credit Facility. As of December 31, 2024, tax credit receivables amounting to $353.1 million represented collateral related to the Production Tax Credit Facility. Advances under the Production Tax Credit Facility bear interest at a rate equal to SOFR plus 0.10% to 0.25% depending on the SOFR term (i.e., one, three or six months), plus 1.50% per annum or the base rate plus 0.50% per annum (effective interest rate of 5.93% at December 31, 2024). As of December 31, 2024, there was $2.2 million available under the Production Tax Credit Facility. The Production Tax Credit Facility was to mature on January 27, 2025, however in January and February 2025, the Company entered into amendments to the Production Tax Credit Facility which extended the maturity to January 27, 2028 and increased the maximum principal amount to $280.0 million, see Note 19.
Programming Notes.
Programming
 notes represent individual unsecured loans for the licensing of film and television programs that the Company licenses, related to the Company’s Media Networks business. The Company’s programming notes have contractual repayment dates in January 2025, and incur SOFR-based interest at a weighted average rate of
7.33
%.

Film Library Facility.
In July
 2021, as amended in September 2022, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “Film Library Facility”) based on and secured by the collateral consisting solely of certain of the Company’s rights in certain acquired library titles. The maximum principal amount of the Film Library Facility is $
161.9
 million, subject to the amount of collateral available, which is based on the valuation of cash flows from the libraries. The cash flows generated from the exploitation of the rights will be applied to repay the Film Library Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027
Advances under the Film Library Facility bear interest at a rate equal to, at the Company’s option, SOFR plus 0.11% to 0.26% depending on the SOFR term (i.e., one or three months) plus 2.25% per annum (with a SOFR floor of 0.25%) or the base rate plus 1.25% per annum (effective interest rate of 6.75% at December 31, 2024). The Film Library Facility matures on July 30, 2027.
Backlog Facility and Other:
Backlog Facility.
In March 2022, as amended in August 2022, certain subsidiaries of the Company entered into a committed secured revolving credit facility (the “Backlog Facility”) based on and secured by collateral consisting solely of certain of the Company’s fixed fee or minimum guarantee contracts where cash will be received in the future. The maximum principal amount of the Backlog Facility is $175.0 million, subject to the amount of eligible collateral contributed to the facility. Advances under the Backlog Facility bear interest at a rate equal to Term SOFR plus 0.10% to 0.25% depending on the SOFR term (i.e., one, three or six months), plus an applicable margin amounting to 1.15% per annum. The applicable margin is subject to a potential increase to either 1.25% or 1.50% based on the weighted average credit quality rating of the collateral contributed to the facility (effective interest rate of 5.58% at December 31, 2024). The Backlog Facility revolving period ends on May 16, 2025, at which point cash collections from the underlying collateral is used to repay the facility. The facility maturity date is up to 2 years, 90 days after the revolving period ends, currently August 14, 2027. As of December 31, 2024, there was $151.9 million outstanding under the Backlog Facility, and there were no amounts available under the Backlog Facility (March 31, 2024 - $175.0 million outstanding).
Other.
The Company has other loans, which are secured by accounts receivable and contracted receivables which are not yet recognized as revenue under certain licensing agreements. Outstanding loan balances under these “other” loans must be repaid with any cash collections from the underlying collateral if and when received by the Company, and may be voluntarily repaid at any time without prepayment penalty fees. As of December 31, 2024, there was $27.1 million outstanding (March 31, 2024 - $112.3 million outstanding) under the “other” loans, incurring SOFR-based interest at a weighted average rate of 5.76%, with a contractual repayment date in July 2025. As of December 31, 2024, accounts receivable amounting to $20.8 million and contracted receivables not yet reflected as accounts receivable on the balance sheet at December 31, 2024 amounting to $11.0 million represented collateral related to the “other” loans.

8. Film Related Obligations

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Film related obligations:
Production Loans	$1,292.2	$1,349.9
Production Tax Credit Facility	260.0	231.8
Programming Notes	—	83.6
Backlog Facility and Other	287.3	226.0
IP Credit Facility	109.9	143.8

Total film related obligations	1,949.4	2,035.1
Unamortized issuance costs	(11.4)	(11.5)

Total film related obligations, net	1,938.0	2,023.6
Less current portion	(1,393.1)	(1,007.2)

Total non-current film related obligations	$544.9	$1,016.4

The following table sets forth future annual repayment of film related obligations as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Production Loans	$973.3	$318.9	$—	$—	$—	$—	$1,292.2
Production Tax Credit Facility (1)	260.0	—	—	—	—	—	260.0
Backlog Facility and Other (1)	118.8	24.1	—	144.4	—	—	287.3
IP Credit Facility (2)	41.0	50.1	18.8	—	—	—	109.9

	$1,393.1	$393.1	$18.8	$144.4	$—	$—	$1,949.4

Less unamortized issuance costs							(11.4)

							$1,938.0

(1)
The repayment dates are based on the projected future amount of collateral available under these facilities. Net advances and payments under these facilities can fluctuate depending on the amount of collateral available.

(2)
Repayment dates are based on the projected future cash flows generated from the exploitation of the rights, subject to a minimum guaranteed payment amount, as applicable (see further information below).

Production Loans.
Production loans represent individual and multi-title loans for the production of film and television programs that the Company produces. The majority of the Company’s production loans have contractual repayment dates either at or near the expected completion or release dates, with the exception of certain loans containing repayment dates on a longer term basis, and incur primarily SOFR-based interest at a weighted average rate of 6.96% (before the impact of interest rate swaps, see Note 18 for interest rate swaps). Production loans amounting to $1,028.9 million are secured by collateral which consists of the underlying rights related to the intellectual property (i.e. film or television show), and $263.3 million are unsecured.
Production Tax Credit Facility.
In January 2021, as amended in March 2024, the Company entered into a non-recourse
senior secured revolving credit facility (the “Production Tax Credit Facility”) based on and secured by collateral consisting solely of certain of the Company’s tax credit receivables. The maximum principal amount of the Production Tax Credit Facility is $260.0 million, subject to the amount of collateral available, which is based on specified percentages of amounts payable to the Company by governmental authorities pursuant to the tax incentive laws of certain eligible jurisdictions that arise from the production or exploitation of motion pictures and television programming in such jurisdiction. Cash collections from the underlying collateral (tax credit receivables) are used to repay the Production Tax Credit Facility. As of March 31, 2024, tax credit receivables amounting to $341.4 million represented collateral related to the Production Tax Credit Facility. Advances under the Production Tax Credit Facility bear interest at a rate equal to SOFR plus 0.10% to 0.25% depending on the SOFR term (i.e., one, three or six months), plus 1.50% per annum or the base rate plus 0.50% per annum (effective interest rate of 6.92% at March 31, 2024). The Production Tax Credit Facility matures on January 27, 2025. As of March 31, 2024, there were no material amounts available under the Production Tax Credit Facility.
Programming Notes
. Programming notes represent individual unsecured loans for the licensing of film and television programs that the Company licenses, related to the Company’s Media Networks business. The Company’s programming notes outstanding were fully repaid in fiscal 2024.
IP Credit Facility.
In July 2021, as amended in September 2022, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “IP Credit Facility”) based on and secured by the collateral consisting solely of certain of the Company’s rights in certain acquired library titles. The maximum principal amount of the IP Credit Facility is $161.9 million, subject to the amount of collateral available, which is based on the valuation of cash flows from the libraries. The cash flows generated from the exploitation of the rights will be applied to repay the IP Credit Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2023	$30.4	November 14, 2023
September 30, 2024	$60.7	November 14, 2024
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027
Advances under the IP Credit Facility bear interest at a rate equal to, at the Company’s option, SOFR plus 0.11% to 0.26% depending on the SOFR term (i.e., one or three months) plus 2.25% per annum (with a SOFR floor of 0.25%) or the base rate plus 1.25% per annum (effective interest rate of 7.75% at March 31, 2024). The IP Credit Facility matures on July 30, 2027.
Backlog Facility and Other:
Backlog Facility.
In March 2022, as amended in August 2022, certain subsidiaries of the Company entered into a committed secured revolving credit facility (the “Backlog Facility”) based on and secured by collateral consisting solely of certain of the Company’s fixed fee or minimum guarantee contracts where cash will be received in the future. The maximum principal amount of the Backlog Facility is $175.0 million, subject to the amount of eligible collateral contributed to the facility. Advances under the Backlog Facility bear interest at a rate equal to Term SOFR plus 0.10% to 0.25% depending on the SOFR term (i.e., one, three or six months), plus an applicable margin amounting to 1.15% per annum. The applicable margin is subject to a potential increase to either 1.25% or 1.50% based on the weighted average credit quality rating of the collateral contributed to the facility (effective interest rate of 6.57% at March 31, 2024). The Backlog Facility revolving period ends on May 16, 2025, at which point cash collections from the underlying collateral is used to repay the facility. The facility maturity date is up to 2 years, 90 days after the revolving period ends, currently August 14, 2027. As of March 31, 2024, there was $175.0 million outstanding under the Backlog Facility, and there were no amounts available under the Backlog Facility (March 31, 2023 - $175.0 million outstanding).
Other.
The Company has other loans, which are secured by accounts receivable and contracted receivables which are not yet recognized as revenue under certain licensing agreements. Outstanding loan balances under these “other” loans must be repaid with any cash collections from the underlying collateral if and when received by the Company, and may be voluntarily repaid at any time without prepayment penalty fees. As of March 31, 2024, there was $112.3 million outstanding under the “other” loans, incurring SOFR-based interest at a weighted average rate of 6.89%, of which $24.1 million has a contractual repayment date in July 2025 and $88.2 million has a contractual repayment date in April 2027. As of March 31, 2024, accounts receivable amounting to $47.8 million and contracted receivables not yet reflected as accounts receivable on the balance sheet at March 31, 2024 amounting to $84.5 million represented collateral related to the “other” loans.